Notes Payable (Details) - USD ($)						1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 24, 2020	Feb. 05, 2019	Nov. 14, 2018	Jul. 15, 2018	Apr. 08, 2018	May 06, 2020	Oct. 31, 2018	Jul. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Term loan, maturity date									Apr. 09, 2022		Apr. 09, 2022
Loan and security agreement, description								(i) waived the Company’s existing defaults under the Original Credit Agreement for its failure to make payment of $1,000,000 (the “initial payment”) under the Original Credit Agreement on or prior to July 15, 2018 and to deliver to the lenders unaudited monthly financial statements and compliance certificates of the Company, (ii) extended the date on which the initial payment was required to be made to July 30, 2018 and extended the date on which the Company is required to provide audited financial statements for the fiscal years ended December 31, 2017 and 2018, (iii) permitted the Company to enter into a subordinated loan arrangement for the Note concurrently with the Amendment such that the Company could make the initial payment under the terms of the Amendment and Original Credit Agreement, and permitted the Note to be repaid either from the sale of the Note Collateral Shares or at any time after the second payment under the Amendment and Original Credit Agreement. The Company borrowed $1,000,000 from a related party (Note 11) in order to make its first scheduled payment.
Company borrowed										$ 45,000	$ 361,467	$ 3,055,000
Interest expenses											$ 73,625	73,625
Notes payable , description		The Company is required to maintain a Fixed Charge Coverage Ratio of (x) not less than 1.10:1.00 and (y) on or after the end of the first full fiscal month ended January 31, 2020, the Fixed Charge Coverage Ratio shall not be less than 1.20:1.00, measured in each case on a trailing twelve month and Consolidated Net Revenue shall not be less than $10,000,000.
Subsequent Event [Member]
Term loan, principal amount						$ 236,231
Term loan, maturity date						May 03, 2022
Loan and security agreement, description	(i) failure to to notify the Agent that one or more of the Loan Parties received proceeds from litigation above $99,999.99 and use the proceeds to make a prepayment of the Loans), (ii) one or more of the Loan Parties incurred indebtedness in an aggregate amount of $386,467 during fiscal year 2019 as a result of not reimbursing business expenses paid by Mr. Yakov in the ordinary course, which indebtedness is not permitted under Section 5.23(f) of the Credit Agreement (“Debt Default”) and (iii) Lender has not received financial statements and covenant compliance certificate of the Company as parent guarantor and the Borrowers for the fiscal year ended December 31, 2019 within 90-days of such fiscal year end as required by Section 5.15(a) of the Credit Agreement. In addition, Amendment No. 4 provides the Company with a limited waiver permitting the Company to incur government funded indebtedness from the United States CARES Act loan programs. Further, the financial covenants were amended whereby Consolidated Net Revenue for any rolling 12 month period shall not be less than $9,000,000 until June 30, 2021 and $10,000,000 from and after July 1, 2021.
GACP Finance Co., LLC [Member]
Term loan, description											The initial sole lender thereunder, provided a term loan of $12,500,000 (the “Term Loan”) to the Purchasers, Omnisoft, and CrowdPay, each of Omnisoft and Crowdpay being affiliates of the Company’s majority stockholder (collectively, the “Borrowers”), which obligations are guaranteed by the Company (collectively with the Borrowers, the “Loan Parties”), under the Loan and Security Agreement (the “Credit Agreement”), dated as of April 9, 2018, by and among the Loan Parties, the lenders from time to time party thereto as lenders (the “Lenders”) and the Agent.
GACP loan [Member]
Interest expenses											$ 866,875	$ 73,625
GACP [Member]
Term loan, description					EVance, Omnisoft, and CrowdPay, (collectively, the “Borrowers”), entered into a term loan of $12,500,00 with GACP (the “Term Loan”) to the which obligations are guaranteed by the Company (collectively with the Borrowers, the “Loan Parties”), under the Loan and Security Agreement (the “Credit Agreement”).
Interest expenses									216,125	$ 213,750
Accrued interest expense									$ 73,625		$ 73,625
Notes Payable [Member]
Term loan, principal amount				$ 1,000,000
Additional principal payment due			$ 2,000,000				$ 2,000,000
Loan of interest, percentage											9.00%
Term loan, maturity date			Oct. 31, 2018	Apr. 09, 2022
Company borrowed			$ 2,000,000
Notes payable , description							$125,000 upon execution of Amendment No. 4 and the Company agreed to make a monthly payment of $25,000 per month, commencing May 1, 2020 and on the first business day of each calendar month thereafter,